Loans and Allowance for Credit Losses (Tables)	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at April 30, 2023 and October 31, 2022. Stage 1 represents those performing loans carried with up to a 12 month expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime expected credit loss that are credit impaired.

(Canadian $ in millions)	April 30, 2023				October 31, 2022
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	1	-	-	1	7	-	-	7
Very low	79,701	222	-	79,923	94,743	81	-	94,824
Low	48,725	11,196	-	59,921	31,617	3,134	-	34,751
Medium	7,423	3,184	-	10,607	13,474	3,871	-	17,345
High	374	1,691	-	2,065	138	341	-	479
Not rated (2)	13,735	99	-	13,834	1,126	53	-	1,179
Impaired	-	-	382	382	-	-	295	295
Gross residential mortgages	149,959	16,392	382	166,733	141,105	7,480	295	148,880
Allowance for credit losses	77	130	3	210	59	66	10	135
Carrying amount	149,882	16,262	379	166,523	141,046	7,414	285	148,745
Loans: Consumer instalment and other personal
Exceptionally low	1,497	5	-	1,502	1,792	35	-	1,827
Very low	38,728	32	-	38,760	33,554	83	-	33,637
Low	21,666	997	-	22,663	24,369	1,307	-	25,676
Medium	7,930	5,926	-	13,856	13,536	4,633	-	18,169
High	945	1,820	-	2,765	873	1,525	-	2,398
Not rated (2)	24,155	208	-	24,363	4,052	32	-	4,084
Impaired	-	-	448	448	-	-	312	312
Gross consumer instalment and other personal	94,921	8,988	448	104,357	78,176	7,615	312	86,103
Allowance for credit losses	241	344	130	715	101	288	102	491
Carrying amount	94,680	8,644	318	103,642	78,075	7,327	210	85,612
Loans: Credit cards (3)
Exceptionally low	1,575	-	-	1,575	2,920	-	-	2,920
Very low	1,750	-	-	1,750	442	1	-	443
Low	1,646	36	-	1,682	1,569	51	-	1,620
Medium	3,367	827	-	4,194	2,918	792	-	3,710
High	453	668	-	1,121	316	563	-	879
Not rated (2)	696	45	-	741	90	1	-	91
Impaired	-	-	-	-	-	-	-	-
Gross credit cards	9,487	1,576	-	11,063	8,255	1,408	-	9,663
Allowance for credit losses	104	229	-	333	69	207	-	276
Carrying amount	9,383	1,347	-	10,730	8,186	1,201	-	9,387
Loans: Business and government (4)
Acceptable
Investment grade	201,963	4,468	-	206,431	187,245	6,765	-	194,010
Sub-investment grade	123,973	25,675	-	149,648	98,451	22,390	-	120,841
Watchlist	1,129	7,527	-	8,656	-	6,310	-	6,310
Impaired	-	-	1,828	1,828	-	-	1,384	1,384
Gross business and government	327,065	37,670	1,828	366,563	285,696	35,465	1,384	322,545
Allowance for credit losses	943	750	399	2,092	608	675	432	1,715
Carrying amount	326,122	36,920	1,429	364,471	285,088	34,790	952	320,830
Gross total loans and acceptances	581,432	64,626	2,658	648,716	513,232	51,968	1,991	567,191
Net total loans and acceptances	580,067	63,173	2,126	645,366	512,395	50,732	1,447	564,574
Commitments and financial guarantee contracts
Acceptable
Investment grade	190,969	2,337	-	193,306	182,153	5,134	-	187,287
Sub-investment grade	51,436	13,405	-	64,841	45,920	14,047	-	59,967
Watchlist	244	2,698	-	2,942	2	2,176	-	2,178
Impaired	-	-	344	344	-	-	292	292
Gross commitments and financial guarantee contracts	242,649	18,440	344	261,433	228,075	21,357	292	249,724
Allowance for credit losses	287	185	11	483	194	174	13	381
Carrying amount (5)(6)	242,362	18,255	333	260,950	227,881	21,183	279	249,343

(1)
Includes
Bank of
the
W
est
PCI loans. As at April 30, 2023, PCI loan balances were $33 million in residential mortgages, $58 million in consumer instalment and other personal loans and $248 million in business and government loans.

(2)
Includes purchased portfolios and certain cases where an internal risk rating is not assigned. Alternative credit risk assessments, rating methodologies, policies and tools are used to manage credit risk for these portfolios.

(3)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(4)	Includes customers’ liability under acceptances.
(5)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(6)	Certain commercial borrower commitments are conditional and may include recourse to counterparties.

Summary of Continuity in Loss Allowance by Each Product Type
The following tables show the continuity in the loss allowance by product type for the three and six months ended April 30, 2023 and April 30, 2022. Transfers represent the amount of ECL that moved between stages during the period, for example, moving from a
12-month
(Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include new calculation models or methodologies.

(Canadian $ in millions)
For the three months ended	April 30, 2023				April 30, 2022
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3	Total

Loans: Residential mortgages
Balance as at beginning of period	50	96	13	159	49	40	17	106
Transfer to Stage 1	15	(15)	-	-	9	(9)	-	-
Transfer to Stage 2	(2)	5	(3)	-	(1)	3	(2)	-
Transfer to Stage 3	(1)	(4)	5	-	-	(2)	2	-
Net remeasurement of loss allowance	(25)	4	(2)	(23)	(27)	6	1	(20)
Loan originations	6	-	-	6	10	-	-	10
Loan purchases	31	-	-	31	-	-	-	-
Derecognitions and maturities	(1)	(1)	-	(2)	(2)	(2)	-	(4)
Model changes	5	46	-	51	-	-	-	-
Total Provision for Credit Losses (PCL) (2)	28	35	-	63	(11)	(4)	1	(14)
Write-offs (3)	-	-	(2)	(2)	-	-	(3)	(3)
Recoveries of previous write-offs	-	-	2	2	-	-	2	2
Foreign exchange and other	(1)	2	(5)	(4)	(1)	-	(1)	(2)
Balance as at end of period	77	133	8	218	37	36	16	89
Loans: Consumer instalment and other personal
Balance as at beginning of period	111	316	112	539	131	324	91	546
Transfer to Stage 1	67	(64)	(3)	-	71	(68)	(3)	-
Transfer to Stage 2	(14)	25	(11)	-	(13)	20	(7)	-
Transfer to Stage 3	(12)	(22)	34	-	(1)	(20)	21	-
Net remeasurement of loss allowance	(69)	125	73	129	(85)	60	15	(10)
Loan originations	15	1	-	16	20	-	-	20
Loan purchases	179	-	-	179	-	-	-	-
Derecognitions and maturities	(10)	(7)	-	(17)	(6)	(10)	-	(16)
Model changes	(10)	(11)	-	(21)	(11)	(1)	-	(12)
Total PCL (2)	146	47	93	286	(25)	(19)	26	(18)
Write-offs (3)	-	-	(82)	(82)	-	-	(42)	(42)
Recoveries of previous write-offs	-	-	14	14	-	-	21	21
Foreign exchange and other	-	1	(7)	(6)	-	1	(4)	(3)
Balance as at end of period	257	364	130	751	106	306	92	504
Loans: Credit cards
Balance as at beginning of period	126	269	-	395	113	206	-	319
Transfer to Stage 1	45	(45)	-	-	34	(34)	-	-
Transfer to Stage 2	(11)	11	-	-	(7)	7	-	-
Transfer to Stage 3	(1)	(40)	41	-	(1)	(27)	28	-
Net remeasurement of loss allowance	(47)	80	47	80	(50)	55	14	19
Loan originations	21	-	-	21	12	-	-	12
Loan purchases	25	-	-	25	-	-	-	-
Derecognitions and maturities	(2)	(6)	-	(8)	(1)	(5)	-	(6)
Model changes	-	-	-	-	-	-	-	-
Total PCL (2)	30	-	88	118	(13)	(4)	42	25
Write-offs (3)	-	-	(104)	(104)	-	-	(57)	(57)
Recoveries of previous write-offs	-	-	23	23	-	-	20	20
Foreign exchange and other	-	1	(7)	(6)	(2)	1	(5)	(6)
Balance as at end of period	156	270	-	426	98	203	-	301
Loans: Business and government
Balance as at beginning of period	751	771	413	1,935	700	735	386	1,821
Transfer to Stage 1	51	(48)	(3)	-	74	(72)	(2)	-
Transfer to Stage 2	(42)	44	(2)	-	(40)	45	(5)	-
Transfer to Stage 3	(16)	(21)	37	-	-	(24)	24	-
Net remeasurement of loss allowance	(78)	149	30	101	(176)	84	34	(58)
Loan originations	60	3	-	63	174	-	-	174
Loan purchases	470	-	-	470	-	-	-	-
Derecognitions and maturities	(37)	(42)	-	(79)	(32)	(32)	-	(64)
Model changes	-	(1)	-	(1)	-	-	-	-
Total PCL (2)	408	84	62	554	-	1	51	52
Write-offs (3)	-	-	(67)	(67)	-	-	(29)	(29)
Recoveries of previous write-offs	-	-	14	14	-	-	11	11
Foreign exchange and other	3	16	(17)	2	36	16	(7)	45
Balance as at end of period	1,162	871	405	2,438	736	752	412	1,900
Total as at end of period	1,652	1,638	543	3,833	977	1,297	520	2,794
Comprised of: Loans	1,365	1,453	532	3,350	765	1,130	508	2,403
Other credit instruments (4)	287	185	11	483	212	167	12	391

(1)
Includes changes in the allowance for PCI loans of $(2) million for the three months ended April 30, 2023. The total amount of expected credit losses at initial recognition on PCI loans was $79 million.

(2)	Excludes PCL on other assets of $2 million for the three months ended April 30, 2023 ($5 million for the three months ended April 30, 2022).
(3)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(4)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

(Canadian $ in millions)
For the six months ended	April 30, 2023				April 30, 2022
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	59	67	16	142	46	40	19	105
Transfer to Stage 1	39	(39)	-	-	20	(19)	(1)	-
Transfer to Stage 2	(11)	15	(4)	-	(2)	6	(4)	-
Transfer to Stage 3	(1)	(6)	7	-	-	(4)	4	-
Net remeasurement of loss allowance	(32)	34	-	2	(38)	16	4	(18)
Loan originations	13	-	-	13	15	-	-	15
Loan purchases	31	-	-	31	-	-	-	-
Derecognitions and maturities	(2)	(2)	-	(4)	(3)	(4)	-	(7)
Model changes	(19)	63	-	44	-	-	-	-
Total Provision for Credit Losses (PCL) (2)	18	65	3	86	(8)	(5)	3	(10)
Write-offs (3)	-	-	(5)	(5)	-	-	(4)	(4)
Recoveries of previous write-offs	-	-	3	3	-	-	3	3
Foreign exchange and other	-	1	(9)	(8)	(1)	1	(5)	(5)
Balance as at end of period	77	133	8	218	37	36	16	89
Loans: Consumer instalment and other personal
Balance as at beginning of period	111	304	102	517	128	357	91	576
Transfer to Stage 1	127	(122)	(5)	-	129	(124)	(5)	-
Transfer to Stage 2	(25)	45	(20)	-	(22)	35	(13)	-
Transfer to Stage 3	(13)	(44)	57	-	(2)	(43)	45	-
Net remeasurement of loss allowance	(109)	202	123	216	(140)	100	33	(7)
Loan originations	27	1	-	28	36	-	-	36
Loan purchases	179	-	-	179	-	-	-	-
Derecognitions and maturities	(13)	(14)	-	(27)	(12)	(21)	-	(33)
Model changes	(26)	(8)	-	(34)	(11)	(1)	-	(12)
Total PCL (2)	147	60	155	362	(22)	(54)	60	(16)
Write-offs (3)	-	-	(144)	(144)	-	-	(92)	(92)
Recoveries of previous write-offs	-	-	29	29	-	-	39	39
Foreign exchange and other	(1)	-	(12)	(13)	-	3	(6)	(3)
Balance as at end of period	257	364	130	751	106	306	92	504
Loans: Credit cards
Balance as at beginning of period	115	250	-	365	114	245	-	359
Transfer to Stage 1	85	(85)	-	-	85	(85)	-	-
Transfer to Stage 2	(20)	20	-	-	(17)	17	-	-
Transfer to Stage 3	(2)	(73)	75	-	(1)	(56)	57	-
Net remeasurement of loss allowance	(83)	170	81	168	(107)	100	26	19
Loan originations	39	-	-	39	25	-	-	25
Loan purchases	25	-	-	25	-	-	-	-
Derecognitions and maturities	(3)	(11)	-	(14)	(3)	(11)	-	(14)
Model changes	-	-	-	-	2	(8)	-	(6)
Total PCL (2)	41	21	156	218	(16)	(43)	83	24
Write-offs (3)	-	-	(184)	(184)	-	-	(114)	(114)
Recoveries of previous write-offs	-	-	42	42	-	-	40	40
Foreign exchange and other	-	(1)	(14)	(15)	-	1	(9)	(8)
Balance as at end of period	156	270	-	426	98	203	-	301
Loans: Business and government
Balance as at beginning of period	746	789	439	1,974	662	855	401	1,918
Transfer to Stage 1	138	(134)	(4)	-	167	(137)	(30)	-
Transfer to Stage 2	(72)	119	(47)	-	(56)	102	(46)	-
Transfer to Stage 3	(17)	(51)	68	-	-	(32)	32	-
Net remeasurement of loss allowance	(192)	213	108	129	(305)	30	104	(171)
Loan originations	141	3	-	144	292	-	-	292
Loan purchases	470	-	-	470	-	-	-	-
Derecognitions and maturities	(78)	(93)	-	(171)	(73)	(91)	-	(164)
Model changes	-	(1)	-	(1)	1	(6)	-	(5)
Total PCL (2)	390	56	125	571	26	(134)	60	(48)
Write-offs (3)	-	-	(143)	(143)	-	-	(56)	(56)
Recoveries of previous write-offs	-	-	25	25	-	-	18	18
Foreign exchange and other	26	26	(41)	11	48	31	(11)	68
Balance as at end of period	1,162	871	405	2,438	736	752	412	1,900
Total as at end of period	1,652	1,638	543	3,833	977	1,297	520	2,794
Comprised of: Loans	1,365	1,453	532	3,350	765	1,130	508	2,403
Other credit instruments (4)	287	185	11	483	212	167	12	391

(1)	Includes changes in the allowance for PCI loans of $(2) million for the six months ended April 30, 2023. The total amount of expected credit losses at initial recognition on PCI loans was $79 million.
(2)	Excludes PCL on other assets of $3 million for the six months ended April 30, 2023 ($1 million for the six months ended April 30, 2022).
(3)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(4)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Schedule of Loans and Allowance for Credit Losses by Geographic Region
Loans and allowance for credit losses by geographic region as at April 30, 2023 and October 31, 2022 are as follows:

(Canadian $ in millions)	April 30, 2023				October 31, 2022
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount
By geographic region (1):
Canada	351,219	394	1,167	349,658	342,430	363	1,102	340,965
United States	275,308	133	1,628	273,547	200,439	176	959	199,304
Other countries	11,598	5	23	11,570	11,087	5	12	11,070
Total	638,125	532	2,818	634,775	553,956	544	2,073	551,339

(1)	Geographic region is based upon the country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $ 11 million for other credit instruments, which is included in other liabilities ($ 13 million as at October 31, 2022).
(3)	Excludes allowance for credit losses on performing loans of $ 472 million for other credit instruments, which is included in other liabilities ($ 368 million as at October 31, 2022).

Schedule of Impaired Loans, Including the Related Allowances
Impaired (Stage 3) loans, including the related allowances, as at April 30, 2023 and October 31, 2022 are as follows:

(Canadian $ in millions)			April 30, 2023			October 31, 2022
	Gross impaired amount	Allowance for credit losses on impaired loans (3)	Net impaired amount	Gross impaired amount	Allowance for credit losses on impaired loans (3)	Net impaired amount
Residential mortgages	382	3	379	295	10	285
Consumer instalment and other personal	448	130	318	312	102	210
Business and government (1)	1,828	399	1,429	1,384	432	952
Total	2,658	532	2,126	1,991	544	1,447
By geographic region (2):
Canada	1,233	394	839	1,158	363	795
United States	1,412	133	1,279	820	176	644
Other countries	13	5	8	13	5	8
Total	2,658	532	2,126	1,991	544	1,447

(1)	Includes customers’ liability under acceptances.
(2)	Geographic region is based upon the country of ultimate risk.
(3)	Excludes allowance for credit losses on impaired loans of $ 11 million for other credit instruments, which is included in other liabilities ($ 13 million as at October 31, 2022).

Disclosure Of Financial Assets That Are Past Due But Not Impaired	The following table presents loans that are past due but not classified as impaired as at April 30, 2023 and October 31, 2022. Loans less than 30 days past due are excluded as they are not generally representative of the borrower’s ability to meet their payment obligations.

(Canadian $ in millions)		April 30, 2023			October 31, 2022
	30 to 89 days	90 days or more	Total	30 to 89 days	90 days or more	Total
Residential mortgages	484	12	496	411	19	430
Credit card, consumer instalment and other personal	555	106	661	392	84	476
Business and government	291	33	324	198	38	236
Total	1,330	151	1,481	1,001	141	1,142
  Fully secured loans with amounts between 90 and 180 days past due that we have not classified as impaired totalled $13 million and $43 million as at April 30, 2023 and October 31, 2022, respectively.

Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period	The following table shows the key economic variables used to estimate the allowance on performing loans forecast over the next 12 months or lifetime measurement period. While the values disclosed below are national variables, we use regional variables in the underlying models and consider factors impacting particular industries where appropriate.

	As at April 30, 2023						As at October 31, 2022
All figures are average annual values	Benign scenario		Base scenario		Adverse scenario		Benign scenario		Base scenario		Adverse scenario
	First 12 Months	Remaining horizon (1)	First 12 Months	Remaining horizon (1)	First 12 Months	Remaining horizon (1)	First 12 Months	Remaining horizon (1)	First 12 Months	Remaining horizon (1)	First 12 Months	Remaining horizon (1)
Real GDP growth rates (2)
Canada	3.1%	2.5%	0.3%	1.8%	(3.9)%	1.2%	3.7%	2.2%	1.5%	1.1%	(2.3)%	0.4%
United States	3.1%	2.5%	0.4%	2.0%	(3.3)%	1.4%	2.4%	2.1%	0.2%	1.3%	(3.3)%	0.6%
Corporate BBB 10-year spread
Canada	1.8%	1.8%	2.3%	2.0%	4.2%	3.5%	1.9%	1.9%	2.4%	2.2%	3.7%	3.9%
United States	1.9%	1.9%	2.3%	2.2%	4.6%	3.4%	1.8%	1.9%	2.2%	2.2%	4.2%	3.9%
Unemployment rates
Canada	4.1%	3.6%	5.6%	5.3%	8.7%	9.5%	4.3%	3.6%	5.9%	6.5%	8.0%	9.9%
United States	3.0%	2.5%	4.5%	4.4%	7.4%	8.2%	3.2%	2.6%	4.2%	4.8%	6.5%	8.4%
Housing Price Index (2)
Canada (3)	(5.9)%	6.7%	(10.2)%	4.3%	(25.9)%	(5.0)%	(6.7)%	2.1%	(10.0)%	(1.0)%	(13.6)%	(8.0)%
United States (4)	(6.6)%	2.8%	(9.8)%	1.4%	(20.5)%	(4.3)%	1.6%	(0.7)%	(0.9)%	(2.6)%	(7.5)%	(8.4)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product and housing price index are averages of quarterly year-over-year growth rates.
(3)	In Canada, we use the HPI Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.